Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 66,180	$ 74,449	$ 103,313
Foreign currency translation, net of tax of $1.3 million, $1.8 million, and $2.2 million, respectively	(20,842)	(10,387)	(20,720)
Adjustments to pension and postretirement liability, net of tax of $3.1 million, $3.6 million, and $14.0 million, respectively	7,864	(6,463)	22,104
Other comprehensive income (loss), net of tax	(12,978)	(16,850)	1,384
Comprehensive income	53,202	57,599	104,697
Less: Comprehensive loss attributable to noncontrolling interest	(46)
Comprehensive income attributable to Belden stockholders	$ 53,248	$ 57,599	$ 104,697